Share-based payment arrangements (Details Narrative)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements
Shares description	In 2025, among 8,668,867 shares previously owned by Hyeong Seok Cho, 8,622,587 shares were disposed and related liabilities of Korean Won 25,738,891 thousand were calculated and classified as Trade and other non-current payables. The remaining 46,280 shares were measured at fair value using a binomial model (CRR), and related liabilities of Korean Won 145,431 thousand were calculated and classified as Trade and other non-current payables.